Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE ASSET ALLOCATION TRUST
Prospectus Date	rr_ProspectusDate	Dec. 01, 2017
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE INVESTMENTS VIT FUNDS | Deutsche Equity 500 Index VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE INVESTMENTS VIT FUNDS | Deutsche Small Cap Index VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE SECURITIES TRUST | Deutsche Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE SECURITIES TRUST | Deutsche MLP and Energy Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE SECURITIES TRUST | Deutsche Science and Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE SECURITIES TRUST | Deutsche Communications Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE SECURITIES TRUST | Deutsche CROCI Sector Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE SECURITIES TRUST | Deutsche Enhanced Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE SECURITIES TRUST | Deutsche Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE SECURITIES TRUST | Deutsche Health and Wellness Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE INVESTMENT TRUST | Deutsche Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE INVESTMENT TRUST | Deutsche Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE INVESTMENT TRUST | Deutsche Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE INVESTMENT TRUST | Deutsche CROCI US Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE INVESTMENT TRUST | Deutsche Large Cap Focus Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE INVESTMENT TRUST | Deutsche Capital Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE VARIABLE SERIES II | Deutsche Government Money Market VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE VARIABLE SERIES II | Deutsche Government and Agency Securities VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE VARIABLE SERIES II | Deutsche Small Mid Cap Value VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE VARIABLE SERIES II | Deutsche Alternative Asset Allocation VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE VARIABLE SERIES II | Deutsche CROCI US VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE VARIABLE SERIES II | Deutsche Multisector Income VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE VARIABLE SERIES II | Deutsche International Growth VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE VARIABLE SERIES II | Deutsche Global Equity VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE VARIABLE SERIES II | Deutsche High Income VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE VARIABLE SERIES II | Deutsche Small Mid Cap Growth VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE VARIABLE SERIES II | Deutsche Global Income Builder VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC. | Deutsche Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC. | Deutsche European Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC. | Deutsche High Conviction Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC. | Deutsche International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC. | Deutsche Emerging Markets Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC. | Deutsche Global Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE MARKET TRUST | Deutsche Real Assets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE MARKET TRUST | Deutsche Global Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE VARIABLE SERIES I | Deutsche CROCI International VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE VARIABLE SERIES I | Deutsche Core Equity VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE VARIABLE SERIES I | Deutsche Bond VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE VARIABLE SERIES I | Deutsche Capital Growth VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE VARIABLE SERIES I | Deutsche Global Small Cap VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE MUNICIPAL TRUST | Deutsche Short-Term Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE MUNICIPAL TRUST | Deutsche Managed Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE MUNICIPAL TRUST | Deutsche Strategic High Yield Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE TAX FREE TRUST | Deutsche Intermediate Tax AMT Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE INCOME TRUST | Deutsche Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE INCOME TRUST | Deutsche GNMA Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE INCOME TRUST | Deutsche Fixed Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE INCOME TRUST | Deutsche Global High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE INCOME TRUST | Deutsche Short Duration High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE INCOME TRUST | Deutsche High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE INCOME TRUST | Deutsche Multisector Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE INTERNATIONAL FUND, INC. | Deutsche CROCI International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE INTERNATIONAL FUND, INC. | Deutsche Global Macro Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE INTERNATIONAL FUND, INC. | Deutsche Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE INTERNATIONAL FUND, INC. | Deutsche Latin America Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE INTERNATIONAL FUND, INC. | Deutsche World Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE INSTITUTIONAL FUNDS | Deutsche S and P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE INSTITUTIONAL FUNDS | Deutsche EAFE Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE INSTITUTIONAL FUNDS | Deutsche Equity 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE INSTITUTIONAL FUNDS | Deutsche US Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE INSTITUTIONAL FUNDS | Deutsche US Multi-Factor Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE PORTFOLIO TRUST | Deutsche Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE PORTFOLIO TRUST | Deutsche Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE VALUE SERIES, INC | Deutsche CROCI Equity Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE VALUE SERIES, INC | Deutsche Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE MONEY FUNDS | Deutsche Money Market Prime Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE ASSET ALLOCATION TRUST | Deutsche Multi-Asset Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE ASSET ALLOCATION TRUST | Deutsche Multi-Asset Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE ASSET ALLOCATION TRUST | Deutsche Multi-Asset Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE STATE TAX-FREE INCOME SERIES | Deutsche Massachusetts Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE STATE TAX-FREE INCOME SERIES | Deutsche California Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

DEUTSCHE STATE TAX-FREE INCOME SERIES | Deutsche New York Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	daat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the "Deutsche funds" will become known as the "DWS funds" and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST / CORPORATION NAME	NEW TRUST / CORPORATION NAME
Current Fund Name	New Fund Name
DEUTSCHE ASSET ALLOCATION TRUST	DEUTSCHE DWS ASSET ALLOCATION TRUST
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche International Growth Fund	DWS International Growth Fund
DEUTSCHE INCOME TRUST	DEUTSCHE DWS INCOME TRUST
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
DEUTSCHE INSTITUTIONAL FUNDS	DEUTSCHE DWS INSTITUTIONAL FUNDS
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Equity 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche S&P 500 Index Fund(a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund(a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
DEUTSCHE INTERNATIONAL FUND, INC.	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
DEUTSCHE INVESTMENT TRUST	DEUTSCHE DWS INVESTMENT TRUST
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
DEUTSCHE INVESTMENTS VIT FUNDS	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
DEUTSCHE MARKET TRUST	DEUTSCHE DWS MARKET TRUST
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
DEUTSCHE MONEY FUNDS	DEUTSCHE DWS MONEY FUNDS
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names:Deutsche Cash Investment Trust Class A	Class Names:DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
DEUTSCHE MUNICIPAL TRUST	DEUTSCHE DWS MUNICIPAL TRUST
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
DEUTSCHE PORTFOLIO TRUST	DEUTSCHE DWS PORTFOLIO TRUST
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
DEUTSCHE SECURITIES TRUST	DEUTSCHE DWS SECURITIES TRUST
Deutsche Communications Fund	DWS Communications Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche Science and Technology Fund	DWS Science and Technology Fund
DEUTSCHE STATE TAX-FREE INCOME SERIES	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
DEUTSCHE TAX FREE TRUST	DEUTSCHE DWS TAX FREE TRUST
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
DEUTSCHE VALUE SERIES, INC.	DEUTSCHE DWS VALUE SERIES, INC.
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
DEUTSCHE VARIABLE SERIES I	DEUTSCHE DWS VARIABLE SERIES I
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
DEUTSCHE VARIABLE SERIES II	DEUTSCHE DWS VARIABLE SERIES II
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP